Major Consolidated Entities (Details Narrative) - Eros International Media Limited	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Rate of reduction of holdings	60.13%	73.33%
Rate of security pledged against certain borrowings	21.26%